Equity-Based Compensation (Details) - Schedule of Fair Value of Stock Option is a Black-Scholes - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Fair Value of Stock Option is a Black-Scholes [Abstract]
Expected term (years)	3 years 2 months 12 days	2 years 3 months 18 days
Expected volatility	70.00%	94.30%
Risk-free interest rate	1.38%	0.24%
Expected dividend yield	0.00%	0.00%
Per-share weighted average grant date fair value (in Dollars per share)	$ 15.75	$ 0.59